Organization and Principal Activities (Tables)	6 Months Ended
Feb. 29, 2024
Organization and Principal Activities [Abstract]
Schedule of the Company’s Subsidiaries	Details of the Company’s subsidiaries as of February 29, 2024 are as follows:
	Date of	Place of	Percentage of	Principal
Entity	incorporation	incorporation	ownership	activities
Meta Data Limited (“Mata Data”)	March 10, 2017	Cayman	100%	Holding company
Metaverse Information Technology Limited (“Metaverse BVI”)	December 16, 2021	BVI	100%	Holding company
Metaverse Digital Technology Co. Limited (“Metaverse Digital”)	January 11, 2022	U.S.A.	100%	Digital Service
Metaverse Information Technology Limited (“Metaverse HK”)	January 24, 2022	Hong Kong	100%	Artificial intelligent education service and Artificial intelligent universe IAAS service